Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income - Continuing Operations (millions)[7]	Relative TSR Performance Percentile[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
2022	$6,055,810	$6,356,982	$1,742,416	$1,711,824	$155	$100	$193.2	64th
2021	$6,048,000	$9,065,745	$1,525,473	$1,726,305	$177	$125	$116.1	77th
2020	$3,200,911	$2,353,212	$1,006,555	$644,923	$111	$104	$52.8	42nd

[1]The amounts reported in this column are the amounts of total compensation reported for Mr. Schmitt (our President, Chief Executive Officer and Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

[2]The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Schmitt, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schmitt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Schmitt’s total compensation for each year to determine the compensation actually paid:

Company Selected Measure Name	Relative TSR Performance Percentile
Named Executive Officers, Footnote [Text Block]	[1]The amounts reported in this column are the amounts of total compensation reported for Mr. Schmitt (our President, Chief Executive Officer and Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”[3]The amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Schmitt, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Schmitt) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Rebecca J. Garbrick, Chris C. Ruble, Michael L. Hance, and Kyle R. Mitchin; (ii) for 2021, Rebecca J. Garbrick, Scott E. Schara, Chris C. Ruble, Michael L. Hance and Michael J. Morris; and (iii) for 2020, Michael J. Morris, Scott E. Schara, Chris C. Ruble, Michael L. Hance and Matthew J. Jewell.
Peer Group Issuers, Footnote [Text Block]	6Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Trucking and Transportation Stocks Index, which is the same peer group used for the Stock Return Performance Graph included in our Annual Report.
PEO Total Compensation Amount	$ 6,055,810	$ 6,048,000	$ 3,200,911
PEO Actually Paid Compensation Amount	$ 6,356,982	9,065,745	2,353,212
Adjustment To PEO Compensation, Footnote [Text Block]	[2]The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Schmitt, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schmitt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Schmitt’s total compensation for each year to determine the compensation actually paid:

PEO	2022	2021	2020
Reported Summary Compensation Table Total for PEO	$6,055,810	$6,048,000	$3,200,911
- Reported Value of Equity Awards	$(2,875,000)	$(2,875,000)	$(2,125,000)
+ Year End Fair Value of Equity Awards	$3,099,190	$4,472,901	$1,238,623
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$234,398	$1,183,652	$176,287
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(157,416)	$236,192	$(137,609)
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—	$—
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid to PEO	$6,356,982	$9,065,745	$2,353,212

Non-PEO NEO Average Total Compensation Amount	$ 1,742,416	1,525,473	1,006,555
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,711,824	1,726,305	644,923
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	[4]The amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Schmitt), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Schmitt) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Schmitt) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Average for Non-PEO NEOs	2022	2021	2020
Average Reported Summary Compensation Table Total for Non-PEO NEOs	$1,742,416	$1,525,473	$1,006,555
- Average Reported Value of Equity Awards	$(465,000)	$(448,000)	$(375,000)
+ Average Year End Fair Value of Equity Awards	$490,666	$615,596	$281,071
+/- Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	$(4,743)	$144,644	$(19,014)
+/- Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(51,515)	$12,362	$(153,176)
- Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$(123,770)	$(95,513)
+ Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs	$1,711,824	$1,726,305	$644,923

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 155	177	111
Peer Group Total Shareholder Return Amount	100	125	104
Net Income (Loss)	$ 193,200,000	$ 116,100,000	$ 52,800,000
Company Selected Measure Amount	64	77	42
PEO Name	Mr. Schmitt
Additional 402(v) Disclosure [Text Block]	[5]Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.[7]The amounts reported represent the net income from continuing operations as reflected in the Company’s audited financial statements for the applicable year.
Financial Performance Measures

As described in greater detail in the CD&A, the Company’s executive compensation program reflects a pay-for-performance philosophy to support the achievement of short- and long-term financial, operational and strategic objectives. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase shareholder value. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•Operating Income
•Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA)
•Relative TSR Performance Percentile (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Description of the Relationship between Pay and Performance

The following graphs illustrate the relationship between the amount of compensation actually paid to Mr. Schmitt and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Schmitt) with the Company’s (i) cumulative TSR, (ii) net income and (iii) relative TSR performance percentile over the three years presented in the table. Compensation actually paid is impacted by numerous factors, including, but not limited to, the timing of new equity awards, vesting of outstanding awards, share price volatility and mix of performance metrics.

A large portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in CD&A, the Company targets that approximately 62% and 38% of the value of total compensation awarded to Mr. Schmitt and other NEOs, respectively, is comprised of equity awards, including restricted stock, performance shares and stock options. Over the last three years, changes in the Company’s share price have led to changes in the compensation actually paid. The graphs below illustrate:

•From 2020 to 2021, the compensation actually paid to our PEO increased by 285.2% and average compensation actually paid to our Non-PEO NEOs (excluding Mr. Schmitt) increased by 167.7%, cumulative TSR increased from $111 to $177 or 59.5%, net income increased from $52.8 million to $116.1 million or 119.9% and relative TSR performance percentile increased from the 42nd percentile to the 77th percentile.
•From 2021 to 2022, the compensation actually paid to our PEO decreased by 29.9% and average compensation actually paid to our Non-PEO NEOs (excluding Mr. Schmitt) decreased by 0.8%, cumulative TSR decreased from $177 to $155 or 12.4%, net income increased from $116.1 million to $193.2 million or 66.4% and relative TSR performance percentile decreased from the 77th percentile to the 64th percentile.
•The Company has seen sustained growth in TSR from 2020 to 2022 with a cumulative growth rate of 38.4%, while the peer group (Nasdaq Trucking and Transportation Stocks Index) remained relatively flat over the three-year period.

For additional information regarding the Company’s executive compensation program, compensation setting process and compensation philosophy, see the CD&A starting on page 27.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR Performance Percentile
Non-GAAP Measure Description [Text Block]	[8]Relative TSR Performance Percentile is based on the metric used for our TSR performance shares, as discussed in more detail on page 37. Amounts shown in this table for each year reflect the Company’s one year TSR relative to the one year TSR of the peer group used for the TSR performance shares awarded for that year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Relative TSR Performance Percentile is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,875,000)	$ (2,875,000)	$ (2,125,000)
PEO [Member] | Equity Awards Adjustments During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,099,190	4,472,901	1,238,623
PEO [Member] | Equity Awards Outstanding In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	234,398	1,183,652	176,287
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(157,416)	236,192	(137,609)
PEO [Member] | Equity Awards That Failed To Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(465,000)	(448,000)	(375,000)
Non-PEO NEO [Member] | Equity Awards Adjustments During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	490,666	615,596	281,071
Non-PEO NEO [Member] | Equity Awards Outstanding In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,743)	144,644	(19,014)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,515)	12,362	(153,176)
Non-PEO NEO [Member] | Equity Awards That Failed To Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(123,770)	(95,513)
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0